                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04256
                                  ----------------------------------------------

             State Street Research Exchange Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  12/31/03
                        -----------------
Date of reporting period:  1/01/03 - 12/31/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Annual Report is attached.

                                                    [LOGO] STATE STREET RESEARCH




Exchange Fund
December 31, 2003




                                                   Annual Report to Shareholders

Table of Contents


   3    Performance Discussion

   4    Portfolio Holdings

   5    Financial Statements

   8    Financial Highlights

   9    Independent Auditors'
        Report

  10    Trustees and Officers

                     FROM THE CHAIRMAN
                              State Street Research

Finally! An economic recovery that looks like it has staying power. The signs came from every sector of the economy, but they did not all fall into place until the year was well underway. In fact, the first four months of 2003 were marked by sluggish economic growth, rising unemployment and a general sense of uncertainty as the nation prepared for war with Iraq. However, as the year progressed, the clouds seemed to lift and consumer confidence improved. Lower mortgage payments-the result of a wave of refinancing at the lowest mortgage rates in a generation-and accelerated tax cuts raised disposable income for many American households. In June, the Federal Reserve Board stepped in to lower short-term interest rates to a 45-year low of 1.0%, making it easier for companies to borrow and refinance old debt. Corporate profits staged a solid rebound, and by the second half of 2003, even the job market may have turned the corner.

Stocks, High-Yield Bonds Move Higher on Positive Economic News Investors responded to an improving economic environment with renewed enthusiasm for the stock market and an increased appetite for risk. Beginning in April, stocks staged an impressive rally that continued to the end of the year. Technology stocks were the strongest performers. Consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and value stocks outpaced growth. All stock market indexes reported solid gains for the 12-month period.

Investor confidence in the economy also translated into solid gains for high-yield bonds, which, along with emerging market bonds, were the period's strongest performers. U.S. Treasury bonds eked out a positive return, but that masked a sharp decline in the second half of the period, as interest rates rose above 4.5% before settling back to 4.25% at the end of the period. When interest rates rise, bond prices decline. Mortgage bonds also encountered difficulties as the result of higher mortgage-prepayment activity in the spring.

Looking Ahead
A strong economy has created a favorable backdrop for investors. However, we know that the markets can be unpredictable. Long-term investment success does not depend on what happens in any one year. However, it can be achieved through regular investing that follows an asset allocation plan suited to your personal needs. If you're uncertain about your asset allocation, talk to your financial advisor. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research funds.

Sincerely,

/s/ RICHARD S. DAVIS

Richard S. Davis
Chairman

December 31, 2003

PERFORMANCE
     Discussion as of December 31, 2003

How State Street Research Exchange Fund Performed
State Street Research Exchange Fund returned 20.89% for the 12-month period ended December 31, 2003. That was less than the S&P 500 Index and the Lipper Large-Cap Core Funds Average, which returned 28.67% and 25.59%, respectively, over the same period.(1)

Reasons for the Fund's Performance
Following three years of negative returns, the stock market enjoyed its first positive year since 1999, and the fund was the beneficiary of the investor confidence that fueled the rebound. Most of the portfolio's investments posted positive returns during the year. However, many did not keep pace with the broader market. Investors tended to favor smaller companies, and the fund tends to focus on the largest companies in the S&P 500 Index.

Good stock selection across most industries helped the fund's performance. Anheuser-Busch, Exxon Mobil and Berkshire Hathaway all posted double-digit gains, even though they did not keep pace with the index. We trimmed our exposure to Exxon Mobil during the last quarter of the year. Our investments in Caterpillar, American Express and Vodafone also performed well as the business environment improved. Because these companies are in businesses that stood to benefit directly from economic recovery, they enjoyed strong absolute and relative returns.

Our investments in General Mills and Johnson & Johnson declined during the year, and they detracted from the fund's return. Johnson & Johnson, like many other large-cap pharmaceutical companies, was passed over by investors in favor of smaller, faster-growing companies. We trimmed our position in the stock during the year, and we also cut back on Wyeth, another large health care company.

Looking Ahead
Given the rally that occurred in 2003, we expect the positive environment for stocks to continue, but we do not expect all stocks and sectors to participate in further advances. We have focused on companies on the lower end of the large-cap spectrum and companies with international exposure, which are well positioned for a global economic recovery. We continue to favor stocks in the Health Care, Integrated Oils and Consumer Staples sectors.

Top 10 Holdings
--------------------------------------
Issuer/Security   % of Fund Net Assets
 (1) Pfizer               5.4%
     ---------------------------------
 (2) Exxon Mobil          5.4%
     ---------------------------------
 (3) American Express     5.3%
     ---------------------------------
 (4) Procter & Gamble     4.0%
     ---------------------------------
 (5) Anheuser-Busch       3.8%
     ---------------------------------
 (6) Wal-Mart Stores      3.8%
     ---------------------------------
 (7) Microsoft            3.6%
     ---------------------------------
 (8) First Data           3.5%
     ---------------------------------
 (9) General Electric     3.5%
     ---------------------------------
(10) Johnson & Johnson    3.4%
     ---------------------------------
     Total               41.7%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 12/31/03(2)

 1 Year       5 Years       10 Years
20.89%        0.02%         11.46%

S&P 500 Index as of 12/31/031

 1 Year       5 Years       10 Years
28.67%         -0.57%       11.06%

$10,000 over 10 years (2, 3)

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                             SSR
                           Exchange
                               Fund S&P 500 Index
'93                         10,000           10,000
'94                         10,344           10,131
'95                         13,907           13,933
'96                         17,531           17,131
'97                         23,089           22,844
'98                         29,576           29,377
'99                         35,074           35,555
'00                         33,626           32,320
'01                         30,144           28,480
'02                         24,484           22,189
'03                         29,598           28,551

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(3) Average annual return represents the rate one would have to earn each year of a given time period in order to end up with the fund's actual cumulative return for those years. $10,000 Over 10 Years measures the growth of a lump sum invested (less applicable maximum sales charge, if any) over a ten year period, and compares the performance to an index.


                                           State Street Research Exchange Fund 3

PORTFOLIO
               Holdings

December 31, 2003

Issuer                                                     Shares             Value
--------------------------------------------------------------------------------------
Common Stocks 99.1%
Automobiles & Transportation 2.0%
Automobiles 2.0%
General Motors Corp. ............................         112,800         $  6,023,520
                                                                          ------------
Total Automobiles & Transportation ....................................      6,023,520
                                                                          ------------
Consumer Discretionary 7.2%
Retail 7.2%
Target Corp. ....................................         273,222           10,491,725
Wal-Mart Stores Inc. ............................         223,200           11,840,760
                                                                          ------------
Total Consumer Discretionary ..........................................     22,332,485
                                                                          ------------
Consumer Staples 14.1%
Beverages 5.3%
Anheuser-Busch Inc. .............................         225,200           11,863,536
Coca-Cola Co. ...................................          87,735            4,452,551
                                                                          ------------
                                                                            16,316,087
                                                                          ------------
Foods 2.0%
General Mills Inc. ..............................         138,400            6,269,520
                                                                          ------------
Household Products 4.0%
Procter & Gamble Co. ............................         123,200           12,305,216
                                                                          ------------
Tobacco 2.8%
Altria Group Inc. ...............................         160,300            8,723,526
                                                                          ------------
Total Consumer Staples ................................................     43,614,349
                                                                          ------------
Financial Services 15.0%
Banks & Savings & Loan 1.5%
J.P. Morgan Chase & Co. .........................         124,728            4,581,260
                                                                          ------------
Financial Data Processing Services & Systems 3.5%
First Data Corp. ................................         266,480           10,949,663
                                                                          ------------
Insurance 2.0%
The Saint Paul Companies Inc. ...................         154,500            6,125,925
                                                                          ------------
Miscellaneous Financial 8.0%
American Express Co. ............................         339,531           16,375,580
Federal National Mortgage Association............         110,400            8,286,624
                                                                          ------------
                                                                            24,662,204
                                                                          ------------
Total Financial Services ..............................................     46,319,052
                                                                          ------------
Health Care 22.1%
Drugs & Biotechnology 18.2%
AstraZeneca plc ADR .............................          76,000            3,676,880
Johnson & Johnson Ltd. ..........................         203,922           10,534,610
Merck & Company Inc. ............................          92,244            4,261,673
Millipore Corp.* ................................         150,000            6,457,500
Novartis AG ADR .................................         185,384            8,507,271
Pfizer Inc. .....................................         476,342           16,829,163
Wyeth Inc. ......................................         145,544            6,178,343
                                                                          ------------
                                                                            56,445,440
                                                                          ------------


Issuer                                                     Shares            Value
--------------------------------------------------------------------------------------
Health Care Services 3.0%
Medco Health Solutions Inc.* ....................          11,124         $    378,105
SLM Corp. .......................................         233,200            8,786,976
                                                                          ------------
                                                                             9,165,081
                                                                          ------------
Hospital Supply 0.9%
Medtronic Inc. ..................................          60,000            2,916,600
                                                                          ------------
Total Health Care .....................................................     68,527,121
                                                                          ------------
Integrated Oils 8.4%
Integrated International 8.4%
BP plc ADR ......................................         187,702            9,263,094
Exxon Mobil Corp. ...............................         409,184           16,776,544
                                                                          ------------
Total Integrated Oils .................................................     26,039,638
                                                                          ------------
Other 6.8%
Multi-Sector 6.8%
Berkshire Hathaway Inc. Cl. B* ..................           3,687           10,378,905
General Electric Co. ............................         344,970           10,687,171
                                                                          ------------
Total Other ...........................................................     21,066,076
                                                                          ------------
Other Energy 2.1%
Offshore Drilling 0.2%
Transocean Inc. .................................          21,148              507,764
                                                                          ------------
Oil Well Equipment & Services 1.9%
Schlumberger Ltd. ...............................         109,238            5,977,503
                                                                          ------------
Total Other Energy ....................................................      6,485,267
                                                                          ------------
Producer Durables 5.2%
Aerospace 1.8%
Boeing Co. ......................................         131,800            5,554,052
                                                                          ------------
Industrial Products 0.3%
Agilent Technologies Inc.* ......................          29,749              869,861
                                                                          ------------
Machinery 3.1%
Caterpillar Inc. ................................         116,800            9,696,736
                                                                          ------------
Total Producer Durables ...............................................     16,120,649
                                                                          ------------
Technology 13.7%
Computer Software 3.6%
Microsoft Corp. .................................         399,890           11,012,970
                                                                          ------------
Computer Technology 7.2%
Dell Inc.* ......................................         170,500            5,790,180
Hewlett-Packard Co. .............................         349,270            8,022,732
IBM Corp. .......................................          92,371            8,560,944
                                                                          ------------
                                                                            22,373,856
                                                                          ------------
Electronics 0.8%
Applera Corp. - Celera Genomics Group                     126,880            2,627,685
                                                                          ------------
Electronics: Semiconductors/Components 2.1%
Intel Corp. .....................................         200,000            6,440,000
                                                                          ------------
Total Technology ......................................................     42,454,511
                                                                          ------------
Utilities 2.5%
Telecommunications 2.5%
Vodafone Group plc ADR ..........................         309,500            7,749,880
                                                                          ------------
Total Utilities .......................................................      7,749,880
                                                                          ------------
Total Common Stocks (Cost $97,448,000) ................................    306,732,548
                                                                          ------------


4 The notes are an integral part of the financial statements.

FINANCIAL
              Statements


                               Maturity Principal
Issuer                        Date        Amount        Value
----------------------------------------------------------------
Commercial Paper 0.9%
General Electric Capital
  Corp., 1.05% .........   1/06/2004    $2,831,000    $2,830,587
                                                      ----------
Total Commercial Paper (Cost $2,830,587) ..........    2,830,587
                                                      ----------

                                                        % of
                                                      Net Assets
-------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $100,278,587) .................       100.0%      309,563,135
Cash and Other Assets, Less Liabilities .........         0.0%          135,625
                                                        -----       -----------
Net Assets ......................................       100.0%     $309,698,760
                                                        =====      ============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt.

Federal Income Tax Information
At December 31, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $91,488,852 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                  $218,598,067

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                    (523,784)
                                                          ------------
                                                          $218,074,283
                                                          ============

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2003

Assets
Investments, at value (Cost $100,278,587) (Note 1) .........   $309,563,135
Cash .......................................................        167,538
Dividends receivable .......................................        325,842
Other assets ...............................................          1,543
                                                               -------------
                                                                     310,058,058
                                                               -------------
Liabilities
Payable for fund shares repurchased ........................        151,537
Accrued management fee .....................................        124,126
Accrued transfer agent and shareholder services ............          7,409
Accrued administration fee .................................          6,730
Accrued trustees' fees .....................................          4,523
Other accrued expenses .....................................         64,973
                                                               -------------
                                                                         359,298
                                                               -------------
Net Assets .................................................   $309,698,760
                                                               =============
Net Assets consist of:
  Unrealized appreciation of investments ...................   $209,284,548
  Accumulated net realized loss ............................    (12,862,555)
  Paid-in capital ..........................................    113,276,767
                                                               -------------
                                                                    $309,698,760
                                                               =============
Net Asset Value per share
  ($309,698,760 [divided by] 630,761 shares) ...............   $     490.99
                                                               =============

The notes are an integral part of the financial statements.
                                          State Street Research Exchange Fund  5

FINANCIAL
              Statements

Statement of Operations
--------------------------------------------------------------------------------
For the year ended December 31, 2003

Investment Income
Dividends, net of foreign taxes of $63,647 (Note 1) ..........    $ 5,006,781
Interest (Note 1) ............................................         77,214
                                                                  -----------
                                                                       5,083,995
                                                                  -----------
Expenses
Management fee (Note 2) ......................................      1,419,580
Custodian fee ................................................         94,800
Administration fee (Note 2) ..................................         92,027
Transfer agent and shareholder services (Note 2) .............         27,424
Audit fee ....................................................         23,250
Trustees' fees (Note 2) ......................................         16,382
Legal fees ...................................................          1,161
Reports to shareholders ......................................          1,039
Miscellaneous ................................................            725
                                                                  -----------
                                                                       1,676,388
Fees paid indirectly (Note 2) ................................           (130)
                                                                  -----------
                                                                       1,676,258
                                                                  -----------
Net investment income ........................................      3,407,737
                                                                  -----------
Realized and Unrealized Gain on
Investments
Net realized gain on investments (Notes 1 and 3) .............     12,250,545
Change in unrealized appreciation of investments .............     39,112,155
                                                                  -----------
Net gain on investments ......................................     51,362,700
                                                                  -----------
Net increase in net assets resulting from operations .........    $54,770,437
                                                                  ===========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                Years ended December 31
                                             ----------------------------
                                                  2003           2002*
                                             ------------    ------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ....................   $  3,407,737    $  3,148,853
Net realized gain on investments .........     12,250,545      18,801,652
Change in unrealized appreciation
  (depreciation) of investments ..........     39,112,155     (87,422,804)
                                             ------------    ------------
Net increase (decrease) resulting
  from operations ........................     54,770,437     (65,472,299)
                                             ------------    ------------
Dividends from net investment
  income .................................     (3,497,110)     (3,193,325)
                                             ------------    ------------
Share transactions:
Net asset value of shares issued
  in payment of dividends ................        627,059         497,555
Cost of shares repurchased ...............    (10,704,806)    (30,968,588)
                                             ------------    ------------
Net decrease from fund share
  transactions ...........................    (10,077,747)    (30,471,033)
                                             ------------    ------------
Total increase (decrease)
  in net assets ..........................     41,195,580     (99,136,657)
Net Assets
Beginning of year ........................    268,503,180     367,639,837
                                             ------------    ------------
End of year (including undistributed
  net investment income of $0 and
  $48,399, respectively) .................   $309,698,760    $268,503,180
                                             ============    ============

Number of shares:
Issued upon reinvestment of dividends               1,360           1,164
Repurchased ..............................        (23,879)        (66,335)
                                                  -------         -------
Net decrease in fund shares ..............        (22,519)        (65,171)
                                                  =======         =======

*Audited by other auditors.

6 The notes are an integral part of the financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
December 31, 2003

Note 1
State Street Research Exchange Fund is a series of State Street Research Exchange Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only series of the Trust.

The investment objective of the fund is to provide long-term growth of capital and consequent long-term growth of income. In seeking to achieve its investment objective, the fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.


B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.


D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for non-taxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in-capital. The fund has designated $3,497,110 as ordinary income dividends.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary with respect to net investment income because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute substantially all of such income within the prescribed time periods. The fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders.

At December 31, 2003, the fund had a capital loss carryforward of $12,862,555 available, to the extent provided in regulations, to offset future capital gains, if any, of which $5,749,972 and $7,112,583 expire on December 31, 2009 and 2010, respectively.

To the extent book/tax differences are permanent in nature, such amounts are reclassified within the capital accounts based on federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to differing treatments for non-taxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. At December 31, 2003, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from capital loss carryforwards. At December 31, 2003, the tax basis distributable earnings were $0 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term gains.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2003, there were no loaned securities. During the year ended December 31, 2003, income from securities lending amounted to $129 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended December 31, 2003, the fees pursuant to such agreement amounted to $1,419,580.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the year ended December 31, 2003, the amount of such expenses allocated to the fund was $6,879.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the year ended December 31, 2003, the fund's transfer agent fees were reduced by $130 under this arrangement.

The notes are an integral part of the financial statements.
                                          State Street Research Exchange Fund  7

--------------------------------------------------------------------------------

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,382 during the year ended December 31, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the year ended December 31, 2003, the amount of such expenses was $92,027.

Note 3
For the year ended December 31, 2003, exclusive of short-term investments and U.S. government obligations, purchases and sales of securities, including $10,692,634 representing redemptions in kinds, aggregated $15,100,940 and $20,508,600, respectively.

Note 4
PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended December 31, 2003. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At December 31, 2003, the Adviser held 13,766 shares of the fund.

FINANCIAL
       Highlights

--------------------------------------------------------------------------------
For a share outstanding throughout each year:


                                                                                   Years ended December 31

----------------------------------------------------------------
                                                                   2003        2002(a)      2001(a)      2000(a)
1999(a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                             411.01       511.71       575.76       616.80       524.22
                                                                   ------      -------       ------       ------       ------
 Net investment income ($)                                           5.40         4.74         4.22         4.75         4.54
 Net realized and unrealized gain (loss) on investments ($)*        80.08      (100.64)      (64.02)      (41.19)       92.69
                                                                   ------      -------       ------       ------       ------
Total from investment operations ($)                                85.48       (95.90)      (59.80)      (36.44)       97.23
                                                                   ------      -------       ------       ------       ------
 Dividends from net investment income ($)                           (5.50)       (4.80)       (4.25)       (4.60)       (4.65)
                                                                   ------      -------       ------       ------       ------
Total distributions ($)                                             (5.50)       (4.80)       (4.25)       (4.60)       (4.65)
                                                                   ------      -------       ------       ------       ------
Net asset value, end of year ($)                                   490.99       411.01       511.71       575.76       616.80
                                                                   ======      =======       ======       ======       ======
Total return (%)                                                    20.89       (18.78)      (10.35)       (4.13)       18.59
Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                           309,699      268,503      367,640      437,804       485,161
Expense ratio (%)                                                    0.59         0.60         0.57         0.55          0.55
Expense ratio after expense reductions (%)                           0.59         0.60         0.57         0.55          0.55
Ratio of net investment income to average net assets (%)             1.20         1.00         0.81         0.78          0.78
Portfolio turnover rate (%)                                          5.47         3.32         1.44        10.51          1.04
*After provision for federal tax on retained capital gains at
end of year                                                            --           --           --        11.01            --

(a) Audited by other auditors.

INDEPENDENT AUDITORS'
                      Report

To the Board of Trustees and Shareholders of State Street Research Exchange Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of State Street Research Exchange Fund (the "Fund"), a series of State Street Research Exchange Trust, as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the years in the four-year period ended December 31, 2002, were audited by other auditors whose report dated February 12, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

February 20, 2004

                                           State Street Research Exchange Fund 9

TRUSTEES AND OFFICERS
                                            State Street Research Exchange Trust


                                                                                           Number of Funds
Name,                Position(s)  Term of Office                                           in Fund Complex          Other
Address               Held with    and Length of         Principal Occupations               Overseen by
Directorships Held
and Age(a)              Fund      Time Served(b)          During Past 5 Years             Trustee/Officer(c) by
Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond         Trustee         Since      Retired; formerly Chairman of the Board,         19         Avaya Corp.
(57)                                  1999       Chief Executive Officer and President,
                                                 PictureTel Corporation (video
                                                 conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch       Trustee         Since      Retired; formerly Partner,                       19         First Marblehead GRP
(62)                                  2004       PricewaterhouseCoopers LLP
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee         Since      Retired; formerly Senior Vice President          56         Metropolitan Series
(66)                                  1997       for Finance and Operations and                              Fund, Inc.; and
                                                 Treasurer, The Pennsylvania State                           Metropolitan Series
                                                 University                                                  Fund II
------------------------------------------------------------------------------------------------------------------------------------
Dean O. Morton        Trustee         Since      Retired; formerly Executive Vice                 56         BEA Systems, Inc.;
(71)                                  1984       President, Chief Operating Officer and                      Cepheid; Pharsight
                                                 Director, Hewlett-Packard Company                           Corporation;
                                                 (computer manufacturer)                                     Metropolitan Series
                                                                                                             Fund, Inc.; and
                                                                                                             Metropolitan Series
                                                                                                             Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee         Since      Dean, School of Business and Public              19         The Kroger Co.
(59)                                  1998       Management, George Washington
                                                 University; formerly a member
                                                 of the Board of Governors of
                                                 the Federal Reserve System; and
                                                 Chairman and Commissioner of
                                                 the Commodity Futures Trading
                                                 Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee         Since      President, Founders Investments Ltd.             56         A.P. Pharma, Inc.;
(65)                                  1994       (investments); President, Pacific Four                      Metropolitan Series
                                                 Investments (investments); formerly                         Fund, Inc.; and
                                                 President, The Glen Ellen Company                           Metropolitan Series
                                                 (private investment firm)                                   Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S.            Trustee         Since      Jay W. Forrester Professor of                    56         Metropolitan Series
Scott Morton (66)                     1989       Management, Sloan School of Management,                     Fund, Inc.; and
                                                 Massachusetts Institute of Technology                       Metropolitan Series
                                                                                                             Fund II
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee         Since      Attorney; formerly Partner, Dechert (law         19         SEI Investments Funds
(72)                                  2002       firm)                                                       (consisting of 104
                                                                                                             portfolios); and The
                                                                                                             Massachusetts Health &
                                                                                                             Education Tax-Exempt
                                                                                                             Trust
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)   Trustee         Since      Chairman of the Board, President and             19         None
(58)                                  2000       Chief Executive Officer of State Street
                                                 Research & Management Company; formerly
                                                 Senior Vice President, Fixed Income
                                                 Investments, Metropolitan Life Insurance
                                                 Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
Edward Dowd           Vice            Since      Vice President of State Street Research           7         None
(36)                  President       2003       & Management Company; formerly Vice
                                                 President, Independence Investment LLC
                                                 and equity research associate,
                                                 Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin        Vice            Since      Managing Director and Chief Investment           18         None
(44)                  President       2002       Officer - Equities of State Street
                                                 Research & Management Company; formerly
                                                 Chief Investment Officer - U.S. Growth
                                                 Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey       Vice            Since      Managing Director of State Street                 7         None
(41)                  President       2003       Research & Management Company; formerly
                                                 Managing Director and Senior Vice
                                                 President, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo      Vice            Since      Managing Director, Chief Financial               19         None
(49)                  President       2001       Officer and Director of State Street
                                                 Research & Management Company; formerly
                                                 Executive Vice President, State Street
                                                 Research & Management Company; and
                                                 Senior Vice President, Product and
                                                 Financial Management, MetLife Auto &
                                                 Home
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich     Treasurer       Since      Senior Vice President and Treasurer of           19         None
(47)                                  2001       State Street Research & Management
                                                 Company; formerly Vice President and
                                                 Assistant Treasurer, State Street
                                                 Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.            Secretary       Since      Managing Director, General Counsel and           19         None
McNamara, III (48)                    1995       Secretary of State Street Research &
                                                 Management Company; formerly Executive
                                                 Vice President, State Street Research &
                                                 Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                                                                              ----------------
[LOGO] STATE STREET RESEARCH                                                                                  |   FIRST STD  |
       One Financial Center                                                                                   | U.S. POSTAGE |
       Boston, MA 02111-2690                                                                                  |     PAID     |
                                                                                                              |   PERMIT #6  |
                                                                                                              |  HUDSON, MA  |
                                                                                                              ----------------


------------------------------------------------------------------------------------------------------------------------------

New accounts, mutual fund purchases,                                          ------------------------------------------------
exchanges and account information
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Internet     www.ssrfunds.com
                                                                              State Street Research offers electronic delivery
E-mail       info@ssrfunds.com                                                of quarterly statements, shareholder reports
                                                                              and fund prospectuses. If you elect this
Phone        1-87-SSR-FUNDS (1-877-773-8637),                                 option, we will send these materials to you
             toll-free, 7 days a week, 24 hours a day                         via e-mail. To learn more, visit us on the Web
             Hearing-impaired: 1-800-676-7876                                 at www.ssrfunds.com and click on "Go to
             Chinese- and Spanish-speaking: 1-888-638-3193                    Your Account" or call us at 1-87-SSR-FUNDS
                                                                              (1-877-773-8637).
Fax          1-617-737-9722 (request confirmation number
             first from the Service Center by calling 1-877-773-8637)         Did you know that you can give a State Street
                                                                              Research mutual fund as a gift?
Mail         State Street Research Service Center                             Call a service center representative at
             P.O. Box 8408, Boston, MA 02266-8408                             1-87-SSR-FUNDS (1-877-773-8637),
                                                                              Monday through Friday, 8am-6pm
OverView                                                                      eastern time, to lear more.
For more information on the products and services we offer, refer to
OverView, our quarterly shareholder newsletter.                               ------------------------------------------------

Webcasts
For a professional perspective on the markets, the economy and timely                                 [LOGO]
investment topics, tune in to a State Street Research webcast by visiting                       for Excellence in
our website at www.ssrfunds.com.                                                            Shareholder Communications

Complete Fund Listing                                                                                 [LOGO]
For a list of our funds, visit our website at www.ssrfunds.com under                        For Excellence in Service
Research Our Funds.

This report must be accompanied or preceded by a current prospectus. When used as sales material after March 31, 2004, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at
www.ssrfunds.com. The prospectus contains more complete information, including investment objectives, risks, charges and expenses. Please read and consider the prospectus carefully before investing or sending money.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0205)SSR-LD
EX-1225-0204

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

       The Registrant's Board of Directors has determined that Steve A. Garban, a member of the Registrant's Board of Directors and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent", as defined in the instructions to Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


   Audit Fees                             Registrant   Investment Adviser
Fiscal year ended December 31, 2002*      $28,000      $133,000
Fiscal year ended December 31, 2003       $22,000      $158,760

   Audit-Related Fees
Fiscal year ended  December 31, 2002*      $0           $0
Fiscal year ended  December 31, 2003       $0           $0

   Tax Fees
Fiscal year ended  December 31, 2002*      $3,500       $15,000
Fiscal year ended  December 31, 2003       $2,600       $0

   All Other Fees
Fiscal year ended  December 31, 2002*      $0           $0
Fiscal year ended  December 31, 2003       $15,800      $60,000

* The fees reported for the fiscal year ended December 31, 2002 were attributable to services provided by other accountants.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: (RESERVED)

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable.

ITEM 8: (RESERVED)

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITIY HOLDERS

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

       SUB-ITEM 10a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Exchange Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Exchange Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 10b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Exchange Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 27, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 27, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    February 27, 2004
                          ------------------------